Unaudited Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 846,501	$ 204,007
Cost of revenue	(578,271)	(135,212)
Gross profit	268,230	68,795
Operating expenses
General and administrative expenses	1,866,420	1,170,489
Selling and marketing expenses	518,147	56,574
Research and development expenses	1,113,766	791,456
Impairment of expected credit loss	4,553	4,108
Total operating expenses	3,502,886	2,022,627
Loss from operations	(3,234,656)	(1,953,832)
Other income
Other income, net	35,916	17,305
Interest income	52,705	18,439
Change in fair value of warrant liabilities	9,846,532
Total other income, net	9,935,153	35,744
Income (Loss) before income tax	6,700,497	(1,918,088)
Income tax benefit		1,507
Net income(loss)	6,700,497	(1,916,581)
Change in foreign currency translation adjustments	(71,619)	414,486
Other Comprehensive income (loss)	$ 6,628,878	$ (1,502,095)
Basic net income (loss) per share (in Dollars per share)	$ 0.09	$ (0.03)
Diluted net income (loss) per share (in Dollars per share)	$ 0.09	$ (0.03)
Basic weighted average number of shares outstanding (in Shares)	70,827,822	64,730,411
Diluted weighted average number of shares outstanding (in Shares)	70,827,822	64,730,411